Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements
Balance Sheets
Assets	2023	2022

Cash	$590	384
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	134,598	118,832
Investment in PEBK Capital Trust II	464	464
Other assets	-	24

Total assets	$136,652	120,704

Liabilities and Shareholders' Equity

Junior subordinated debentures	$15,464	15,464
Other liabilities	172	45
Shareholders' equity	121,016	105,195

Total liabilities and shareholders' equity	$136,652	120,704

Statements of Earnings
Revenues:	2023	2022	2021

Interest and dividend from subsidiary	$8,531	6,240	7,419
Total revenues	8,531	6,240	7,419

Expenses:

Interest	1,079	529	280
Other operating expenses	630	639	613
Total expenses	1,709	1,168	893

Income before income tax benefit and equity in undistributed earnings of subsidiaries	6,822	5,072	6,526

Income tax benefit	352	242	185

Income before equity in undistributed earnings of subsidiaries	7,174	5,314	6,711

Equity in undistributed earnings of subsidiaries	8,372	10,809	8,422

Net earnings	$15,546	16,123	15,133

Statements of Cash Flows
	2023	2022	2021
Cash flows from operating activities:

Net earnings	$15,546	16,123	15,133
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(8,372)	(10,809)	(8,422)
Change in:
Other assets	24	81	545
Other liabilities	127	32	-

Net cash provided by operating activities	7,325	5,427	7,256

Cash flows from investing activities:

Net cash provided by investing activities	-	-	-

Cash flows from financing activities:

Cash dividends paid on common stock	(5,108)	(4,935)	(3,793)
Stock repurchase	(1,997)	(710)	(3,605)
Excise tax on stock repurchase	(20)	-	-
Proceeds from exercise of restricted stock units	6	41	39

Net cash used by financing activities	(7,119)	(5,604)	(7,359)

Net change in cash	206	(177)	(103)

Cash at beginning of year	384	561	664

Cash at end of year	$590	384	561